Trade and other receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Trade and other receivables
Trade and other receivables	R 38,936	R 27,140
Slate recovery receivable	2,571	78
Duties recoverable from customers	485	263
Prepaid expenses and other	2,115	1,860
Value added tax	2,564	1,592
Total trade and other current receivables	46,671	30,933
ORYX GTL
Trade and other receivables
Dividends receivable resulting from related party transactions	1,600
Cost
Trade and other receivables
Trade receivables	32,778	23,692
Other receivables	4,546	3,708
Related party receivables - equity accounted investments	2,074	255
Impairment
Trade and other receivables
Trade and other receivables	R (462)	R (515)